Note 21 - Borrowings	12 Months Ended
Dec. 31, 2024
Note 21 - Borrowings
Note 21 - Borrowings

21    Borrowings

	Year ended December 31,
	2024	2023
Non-current
Bank borrowings	11,399	48,304
	11,399	48,304
Current
Bank borrowings	411,541	513,909
Bank overdrafts	14,458	21,224
	425,999	535,133
Total Borrowings	437,398	583,437

The maturity of borrowings is as follows:

At December 31, 2024	1 year or less	1 - 2 years	2 – 3 years	Over 3 years	Total
Borrowings	425,999	11,399	-	-	437,398
Total borrowings	425,999	11,399	-	-	437,398

Interest to be accrued	6,270	672	-	-	6,942
Total	432,269	12,071	-	-	444,340

At December 31, 2023	1 year or less	1 - 2 years	2 – 3 years	Over 3 years	Total
Borrowings	535,133	46,804	1,500	-	583,437
Total borrowings	535,133	46,804	1,500	-	583,437

Interest to be accrued	10,510	3,533	283	-	14,326
Total	545,643	50,337	1,783	-	597,763

Significant borrowings include:

In millions of U.S. dollars
Disbursement date	Borrower	Type	Final maturity	Outstanding
2024	Tubos de Acero de Mexico S.A.	Bilateral	2025	200
2024	Tenaris Tubocaribe Ltda.	Bilateral	2025	40
2017	Global Pipe Company	Bilateral	2026	26
2023	Siderca SAIC	Bilateral	2025	20

As of December 31, 2024, Tenaris was in compliance with all of its covenants, or obtained the necessary waivers from the applicable financial institution if the covenants were not met.

The weighted average interest rates before tax shown below were calculated using the rates set for each instrument in its corresponding currency as of December 31, 2024 and 2023, considering hedge accounting where applicable.

	2024	2023
Total borrowings	6.52%	10.56%

Breakdown of long-term and short-term borrowings by currency and rate is as follows:

Non-current borrowings

		Year ended December 31,
Currency	Interest rates	2024	2023
USD	Variable	-	20,000
SAR	Fixed	9,903	23,803
SAR	Variable	1,496	4,501
Total non-current borrowings		11,399	48,304

Current borrowings

		Year ended December 31,
Currency	Interest rates	2024	2023
USD	Variable	260,866	221,008
USD	Fixed	9,173	111,654
BRL	Variable	-	39,947
EUR	Fixed	14,278	25,104
ARS	Fixed	8,551	23,462
SAR	Variable	3,018	3,035
SAR	Fixed	130,113	110,923
Total current borrowings		425,999	535,133

Borrowings evolution

	Year ended December 31, 2024
	2024	2023
At the beginning of the year	583,437	728,762
Translation differences	(6,805)	(74,806)
Proceeds and repayments, net	(128,761)	(211,797)
Interests accrued less payments	(3,707)	(2,691)
Increase due to business combinations (*)	-	122,839
Overdrafts variation	(6,766)	21,130
At the end of the year	437,398	583,437

(*) For the year 2023, related to GPC acquisition.